Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Committments And Contingencies Tables [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]

The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2010:

(In millions)

2011	$103.2
2012	81.4
2013	61.2
2014	45.2
2015	35.7
Thereafter	68.6

$395.3